UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number  811-21117
                                                      ---------

                        UBS Credit & Recovery Fund L.L.C.
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
           -----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------
                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                   UBS CREDIT RECOVERY FUND, LLC
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2007

--------------------------------------------------------------------------------


                                                                                          REALIZED/
                                                                                         UNREALIZED
                                                                              % OF       GAIN/(LOSS)
                                                                            MEMBERS'        FROM
INVESTMENT FUND                                  COST         FAIR VALUE    CAPITAL      INVESTMENTS   LIQUIDITY     LOCK UP**
-----------------------------------------   ------------    ------------    -------      -----------   ---------     ---------
Ahab Partners, L.P.                         $  9,000,000    $ 15,253,665     5.28%     $   542,129     Quarterly
Aspen Partners, L.P. Series A                    536,732       3,157,750     1.09          (80,584)    Annually
Camulos Master Fund L.P.                      10,500,000      13,369,585     4.63          744,652     Quarterly         X
Canyon Value Realization Fund, L.P.            7,400,000      12,553,248     4.34          425,149     Annually
Claren Road Credit Partners, L.P.             12,000,000      12,773,346     4.42          432,834     Quarterly
Cyrus Credit Opportunities Fund II, L.P.      10,400,000      13,823,377     4.78          331,561     Annually
Harbinger Capital Partners Fund I, L.P.       14,150,000      25,753,661     8.91        2,573,330     Quarterly         X
Harbinger Capital Partners Special
     Situations Fund, L.P.                     5,250,000       7,275,621     2.52          961,649     Annually          X
Highland Crusader Fund L.P.                   11,500,000      17,142,179     5.93          737,262     Quarterly
Highland Credit Strategies Fund LTD           13,500,000      17,423,534     6.03        1,326,083     Quarterly
Marathon Special Opportunity Fund, L.P.       13,500,000      20,575,542     7.12          618,132     Annually
Marathon Structured Finance Fund, L.P.        14,550,715      18,315,153     6.34          240,213     Quarterly         X
Marathon Structured Finance Fund, L.P.           449,285         449,285     0.16               --     Quarterly
Pardus European Special
     Opportunities Fund, L.P.                 13,500,000      18,405,665     6.37        1,400,087     Quarterly
Quadrangle Debt Recovery Fund, L.P.            6,750,000      16,879,168     5.84          593,416     Quarterly
Styx Partners, L.P.                           14,000,000      20,089,558     6.95          459,217     Annually
Subprime Credit Strategies Fund II, L.P.       3,000,000       5,210,423     1.80        1,944,722     Quarterly
Trilogy Financial Partners, L.P.              20,500,000      28,196,502     9.76          703,836     Quarterly         X
Whitebox Hedged High Yield Fund, L.P.          9,500,000      14,078,855     4.87          560,455     Monthly
Whitebox Hedged High Yield Fund, LTD           9,250,000      11,294,327     3.91          452,077     Monthly
                                            ------------    ------------   -------     -----------
TOTAL                                       $199,236,732    $292,020,444   101.06%     $14,966,220
                                            ============    ============   =======     ===========

**  The Investment Fund provides for periodic redemptions.  As of March 31, 2007, the Fund was subject to lock up provisions of up to three years from initial investment.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   UBS Credit & Recovery Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                          Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              May 25, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              May 25, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date              May 25, 2007
    ----------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.